Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement Of Comprehensive Income [Abstract]
Net unrealized gain (loss) on hedging derivatives, tax effect	$ (4,900)	$ 0	$ (1,100)
Reclassification adjustment for loss on settlement of hedging derivatives included in net earnings, net of income taxes	200	0	25,000
Foreign currency translation (loss) gain, tax effect	400	(600)	0
Adjustment to early retiree medical plan, income taxes	(1,921)	2,547	(1,528)
Reclassification adjustment for gain on early retiree medical plan included in net earnings, tax effect	$ (557)	$ 0	$ 0